SCHEDULE IV - REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life insurance in-force
Gross Amount	$ 100,944	$ 93,301	$ 82,162
Ceded to Other Companies	17,100	18,697	22,785
Assumed from Other Companies	0	0	766
Net Amount	$ 83,844	$ 74,604	$ 60,143
Percentage of Amount Assumed to Net	0.00%	0.00%	1.30%
Premiums:
Gross Amount	$ 272	$ 201	$ 149
Ceded to Other Companies	49	44	44
Assumed from Other Companies	0	0	1
Premiums	$ 223	$ 157	$ 106
Percentage of Amount Assumed to Net	0.00%	0.00%	0.90%
Life insurance and annuities
Premiums:
Gross Amount	$ 104	$ 85	$ 77
Ceded to Other Companies	22	24	30
Assumed from Other Companies	0	0	1
Premiums	$ 82	$ 61	$ 48
Percentage of Amount Assumed to Net	0.00%	0.00%	3.00%
Accident and health
Premiums:
Gross Amount	$ 168	$ 116	$ 72
Ceded to Other Companies	27	20	14
Assumed from Other Companies	0	0	0
Premiums	$ 141	$ 96	$ 58
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%